SELLING, GENERAL AND ADMINISTRATIVE COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Selling costs	€ 349,392	€ 288,538	€ 236,443
General and administrative costs	293,098	272,606	226,137
Total selling, general and administrative costs	€ 642,490	€ 561,144	€ 462,580